14. DEFERRED TAX ASSETS AND LIABILITIES, INCOME TAX AND MINIMUM NOTIONAL INCOME TAX (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets And Liabilities Income Tax And Minimum Notional Income Tax Details 3
Profit (loss) for the year before tax	$ 4,209	$ (1,525)	$ 4,436
Current tax rate	35.00%	35.00%	35.00%
Result at the tax rate	$ 1,473	$ (534)	$ 1,553
Share of profit of joint ventures and associates	(208)	(39)	0
Non-taxable results	(1,347)	(731)	(1,045)
Non-deductible costs	194	0	0
Non-deductible provisions	121	123	12
Other	9	131	(2)
Effect of tax rate change in deferred tax	(449)	0	0
Minimum notional income tax credit	0	(145)	54
Difference in the estimate of previous fiscal year income tax and the income tax statement	(447)	13	45
Deferred tax not previously recognized	(714)	17	(282)
Deferred tax assets not recognized	1	(36)	252
Total income tax (gain) expense	$ (1,367)	$ (1,201)	$ 587